Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax
Schedule of income tax expense

	Year ended
	December 31,
(in thousands of euros)	2018	2019	2020
Loss before tax	(33,014)	(30,218)	(33,619)
Theoretical tax rate	33.33%	31%	31%
Tax benefit at theoretical rate	11,004	9,368	10,422
Tax credits	1,435	1,330	2,373
Permanent differences	827	(21)	1,816
Other differences	(269)	(404)	(522)
Non recognition of deferred tax assets related to tax losses and temporary differences	(12,997)	(10,272)	(14,089)
Actual income tax benefit	—	—	—
of which
Current taxes	—	—	—
Deferred taxes	—	—	—
Effective tax rate	—	—	—